NOTIFICATION OF REPURCHASE OFFER
                     PURSUANT TO RULE 23c-3

1.  Investment Company Act File Number 811-08953
    Date of Notification:  February 15, 2000

2. Exact name of investment company as specified in registration statement:

      LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND

3.  Address of principal executive office:

      One Financial Center
      Boston, MA 02111

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By:  NICOLETTE D. PARRISH
     Nicolette D. Parrish
     Vice President and Assistant Secretary

     This is notification of the quarterly Tender Offer.
     If you are not interested in selling your shares at this time, kindly disregard this notice.



                         February 15, 2000

Dear Shareholder:

This letter is to announce the regular quarterly repurchase offer ("Tender Offer") for the Stein Roe Advisor Floating Rate Fund (the "Fund"). The purpose of this Tender Offer is to provide access and liquidity to your assets by allowing you to sell your Shares at net asset value. The Fund repurchases Fund shares only by Tender Offer and only during the Fund's regularly scheduled quarterly Tender Offers.

The Tender Offer period will begin on February 15, 2000, and end on March 15, 2000. If you wish to redeem shares, either call your financial advisor or return your Tender Offer Form (included with this letter) by 4:00 p.m. Eastern time on March 15, 2000. All Tender Offer Requests received during this period will be processed on March 15, 2000.

Repurchase requests for Class B shares held for less than five years and Class C shares held for less than one year may be subject to an early withdrawal charge.

If you have no desire to sell your shares of the Fund, please disregard this notice. We will contact you again next quarter to remind you of your share sale privileges. However, if you would like to sell shares for cash in this Tender Offer, call your financial advisor or complete the Tender Offer Form included with this letter and return it in the enclosed envelope to Liberty Funds Services, Inc., P. O. Box 1722, Boston, MA 02105-1722.

All requests to tender shares must be received in good order by the Fund by 4:00 p.m. Eastern time on March 15, 2000.

If you have any questions, please call your financial advisor or call one of our Shareholder Service Representatives at 1-800-345-
6611.

Sincerely,

Stein Roe Advisor Floating Rate Fund

TENDER OFFER DOCUMENT
Stein Roe Advisor Floating Rate Fund

Dated February 15, 2000

This repurchase offer ("Tender Offer") of Stein Roe Advisor Floating Rate Fund ("the Fund") and acceptance of the Tender Offer for tender of shares of the Fund are made upon the terms and conditions stated in this Tender Offer Document/Tender Offer Form and the Fund's prospectus and statement of additional information ("SAI").

1. THE REPURCHASE OFFER. The Fund is offering to repurchase for cash up to ten percent (10%) (the "Repurchase Offer Amount") of its issued and outstanding shares ("shares"), with all classes being treated in the aggregate, at a price equal to the net asset value per share ("NAV") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) less any early withdrawal charge (described below) upon the terms and conditions set forth herein. The purpose of the Tender Offer is to provide liquidity to shareholders because no secondary market exists for the shares. The Tender Offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2. REPURCHASE REQUEST DEADLINE. All tenders of shares for repurchase must be received in proper form by the Fund on or before 4 p.m. Eastern time on March 15, 2000 which is the "Repurchase Request Deadline."

3. REPURCHASE PRICING DATE. The NAV for the repurchase will be determined no later than March 22, 2000 (the "Repurchase Pricing Date"), which is within seven days following the Repurchase Request Deadline. The Fund anticipates, however, that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline.

4. PAYMENT FOR SHARES REPURCHASED. The Fund will pay repurchase proceeds within seven calendar days after the Repurchase Pricing
Date.  The Fund will not charge a repurchase fee.

5. NET ASSET VALUE. The NAV of the Fund on February 11, 2000 was $10.03 per Share for Class A shares, $10.03 per Share for Class B shares, $10.03 per Share for Class C shares and $10.03 per Share for Class Z shares. You must decide whether to tender shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The NAV of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the NAV of the shares on the Repurchase Pricing Date will be as high as the NAV of the shares on the date of your repurchase request or the Repurchase Request Deadline. Please call the Fund at 1-800-345-6611 for current price information. The Fund's shares are not traded on any organized market or exchange.

6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the shares above the Repurchase Offer Amount. If the Fund determines not to repurchase the additional 2%, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase shares tendered on a pro rata basis. The Fund may, however, in its discretion accept all shares tendered by shareholders who own less than 100 shares and who tender all their shares, before prorating the shares tendered by other shareholders.

There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Tender Offer, you may be unable to sell some or all of your investment. You may have to wait until a subsequent Tender Offer to tender shares that the Fund is unable to repurchase, and you would be subject to the risk of NAV fluctuations during that time period.

7. WITHDRAWAL OF SHARES TO BE REPURCHASED. Tenders of shares may be withdrawn or modified at any time prior to 4 p.m. Eastern time on March 15, 2000, by submitting written notice to Liberty Funds
Services, Inc. at P.O. Box 1722, Boston, MA 02105-1722.

8. SUSPENSION OR POSTPONEMENT OF TENDER OFFER. The Fund may suspend or postpone a Tender Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and include the following:

(a) if the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;

(c) for any other periods that the Securities and Exchange
    Commission permits by order for the protection of shareholders;

(d) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association and the repurchase of shares would cause the shares to lose that status; or

(e) during any period in which any market on which the shares are principally traded is closed, or during any period in which trading on the market is restricted.

You will be notified if the Fund suspends or postpones the Tender
Offer. If the Fund renews the Tender Offer after a suspension or postponement, you will be sent a new notification.

9. TAX CONSEQUENCES. You should review the tax information in the Fund's prospectus and SAI. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in the Tender Offer. The Fund intends to take the position that shareholders tendering shares will qualify for sale treatment. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders that hold their shares as a capital asset.

10. DOCUMENTS IN PROPER FORM. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares determined to be in appropriate form or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Tender Offer or any defect in any tender of shares whether generally or with respect to any particular shares(s) or shareholders. The Fund's interpretations of the terms and conditions of the Tender Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

11. EARLY WITHDRAWAL CHARGES. Class B shares are subject to an early withdrawal charge ("EWC") imposed on those Class B shares accepted for repurchase that have been held for less than five years. Specifically, Class B shares repurchased through the (i) first year after purchase are subject to an EWC of 3.25%; (ii) second year after purchase are subject to an EWC of 3.00%; (iii) third year after purchase are subject to an EWC of 2.00%; (iv) fourth year after purchase are subject to an EWC of 1.50%; (v) fifth year after purchase are subject to an EWC of 1.00%. Class C shares are subject to an EWC of 1% for those Class C shares accepted for repurchase that have been held less than one year. Please check your holdings and the Fund's prospectus for more information on EWC.

                               * * * * *

Neither the Fund, Stein Roe & Farnham, the Fund's investment adviser, Liberty Funds Distributor, Inc., the Fund's distributor, nor any other person is or will be obligated to give notice of any defects or irregularities in tender offers, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether or not to tender shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Tender Offer. No person has been authorized to give any information or to make any representations in connection with the Tender Offer other than those contained herein or in the Fund's prospectus, SAI or account application. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For per share net asset value and other information, or for a copy of the Fund's style prospectus, call the Fund at 800-345-6611.

[LIBERTY FUNDS LOGO]

STEIN ROE ADVISOR
FLOATING RATE FUND
TENDER OFFER FORM

Either an order must be placed with your financial advisor or a properly completed Tender Offer Form must be received by 4 p.m. Eastern time on March 15, 2000, if you want to sell Shares of Stein Roe Advisor Floating Rate Fund this quarter. March 15, 2000 is the Repurchase Request Deadline.

To Stein Roe Advisor Floating Rate Fund:
Please accept this tender of the Shares designated below for repurchase at a price equal to the net asset value (NAV) per share on the Repurchase Pricing Date.

1   ACCOUNT REGISTRATION
Your account registration is listed above. If joint account, both shareholders must sign in section 4. If shareholder is a corporation or trust, capacity to act must be included (i.e., resolution of certification).
_________________________________
Account Number
_________________________________
Daytime Phone Number

2   SHARES TENDERED
Please check applicable box(es)*

   [_]  Dollar Amount
Please tender enough Shares to net $_____

   [_]  Partial Share Amount
Please tender _______ Shares from my Account.

   [_]  Full Share Tender
Please repurchase all Shares from my Account.

   [_]  IRA Distribution
Please complete section 2a.

2a   IRA DISTRIBUTIONS ONLY
Federal Income Tax Withholding:*

[_] I do not want federal income tax withheld from my distribution.

[_]  Withhold ____% of my distribution for federal income tax.

My date of birth is ___________________.

*If no box is checked, no tax will be withheld. If the amount withheld and your estimated tax payments are insufficient, you may be subject to certain IRS penalties.

3   PAYMENT AND DELIVERY OPTIONS

[  ] Make check payable and mail to address of record.
[  ] Make check payable and mail to:**

_________________________________________________________________
Name
_________________________________________________________________
Street Address
_________________________________________________________________
City                          State                          Zip

**A signature guarantee is required.

[  ] Exchange the shares into:

_____________________________________________________________
Liberty fund name
_____________________________________________________________
Liberty account number

4   SIGNATURE(S) OF OWNERS EXACTLY AS REGISTERED

_____________________________________________________________
Owner's signature                                       Date
_____________________________________________________________
Title
_____________________________________________________________
Joint owner's signature (if applicable)                 Date
_____________________________________________________________
Title